Retirement and Post-Retirement Benefit Plans (Details 5) - USD ($) $ in Millions	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
U.S. Defined Benefit Plans
Retirement and post-retirement benefit plans
Fair value of plan assets	$ 11,077	$ 11,979	$ 10,866
U.S. Defined Benefit Plans | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1,880	1,787
U.S. Defined Benefit Plans | Non-U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1,335	1,268
U.S. Defined Benefit Plans | Corporate debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	3,269	3,290
U.S. Defined Benefit Plans | Government debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1,756	2,204
U.S. Defined Benefit Plans | Private Equity, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	1,170	1,284
U.S. Defined Benefit Plans | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets		3
U.S. Defined Benefit Plans | Hedge Funds, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	648	609
U.S. Defined Benefit Plans | Common Collective Trusts and 103-12 Investment Entities
Retirement and post-retirement benefit plans
Fair value of plan assets	756	854
U.S. Defined Benefit Plans | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	214	382
U.S. Defined Benefit Plans | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	241	227
U.S. Defined Benefit Plans | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	(192)	71
U.S. Defined Benefit Plans | Fair Value Measured Using Level 1
Retirement and post-retirement benefit plans
Fair value of plan assets	3,007	3,260
U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1,833	1,787
U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Non-U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1,322	1,268
U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	38	68
U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	38	161
U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	(224)	(24)
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2
Retirement and post-retirement benefit plans
Fair value of plan assets	6,609	7,162
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	47
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Non-U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	13
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Corporate debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	3,238	3,283
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Government debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1,756	2,204
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Hedge Funds, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	388	346
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Common Collective Trusts and 103-12 Investment Entities
Retirement and post-retirement benefit plans
Fair value of plan assets	756	854
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	176	314
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	203	66
U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	32	95
U.S. Defined Benefit Plans | Fair Value Measured Using Level 3
Retirement and post-retirement benefit plans
Fair value of plan assets	1,461	1,557	1,365
U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Corporate debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	31	7
U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Private Equity, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	1,170	1,284	1,250
U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets		3	2
U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Hedge Funds, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	260	263	113
Non-U.S. Defined Benefit Plans
Retirement and post-retirement benefit plans
Fair value of plan assets	853	12,472	11,307
Non-U.S. Defined Benefit Plans | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	135	2,016
Non-U.S. Defined Benefit Plans | Non-U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	236	3,610
Non-U.S. Defined Benefit Plans | Corporate debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	282	2,349
Non-U.S. Defined Benefit Plans | Government debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	85	1,615
Non-U.S. Defined Benefit Plans | Private Equity, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	2	25
Non-U.S. Defined Benefit Plans | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	9	1,245
Non-U.S. Defined Benefit Plans | Hedge Funds, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	13	311
Non-U.S. Defined Benefit Plans | Real Estate Funds
Retirement and post-retirement benefit plans
Fair value of plan assets	33	704
Non-U.S. Defined Benefit Plans | Insurance Group Annuity Contracts
Retirement and post-retirement benefit plans
Fair value of plan assets	2	118
Non-U.S. Defined Benefit Plans | Common Collective Trusts and 103-12 Investment Entities
Retirement and post-retirement benefit plans
Fair value of plan assets	7
Non-U.S. Defined Benefit Plans | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	1
Non-U.S. Defined Benefit Plans | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	33	349
Non-U.S. Defined Benefit Plans | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	15	130
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1
Retirement and post-retirement benefit plans
Fair value of plan assets	319	5,484
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	124	1,986
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Non-U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	135	2,788
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets		114
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Hedge Funds, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	3
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Real Estate Funds
Retirement and post-retirement benefit plans
Fair value of plan assets	17	220
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	33	348
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 1 | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	7	28
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2
Retirement and post-retirement benefit plans
Fair value of plan assets	500	6,274
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	11	30
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Non-U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	86	742
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Corporate debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	282	2,349
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Government debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	85	1,615
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Private Equity, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets		2
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	7	1,088
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Hedge Funds, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	6	26
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Real Estate Funds
Retirement and post-retirement benefit plans
Fair value of plan assets	16	277
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Insurance Group Annuity Contracts
Retirement and post-retirement benefit plans
Fair value of plan assets	(2)	44
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Common Collective Trusts and 103-12 Investment Entities
Retirement and post-retirement benefit plans
Fair value of plan assets	7
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	1
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets		1
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 2 | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	1	100
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3
Retirement and post-retirement benefit plans
Fair value of plan assets	34	714	502
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Non-U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	15	80	77
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Private Equity, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	2	23	30
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	2	43
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Hedge Funds, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	4	285	194
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Real Estate Funds
Retirement and post-retirement benefit plans
Fair value of plan assets		207	159
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Insurance Group Annuity Contracts
Retirement and post-retirement benefit plans
Fair value of plan assets	4	74	40
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3 | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	7	2	2
Post-Retirement Benefit Plans
Retirement and post-retirement benefit plans
Fair value of plan assets	434	458	396
Post-Retirement Benefit Plans | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1
Post-Retirement Benefit Plans | Corporate debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	28	20
Post-Retirement Benefit Plans | Government debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	39	22
Post-Retirement Benefit Plans | Private Equity, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	253	271
Post-Retirement Benefit Plans | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets		1
Post-Retirement Benefit Plans | Common Collective Trusts and 103-12 Investment Entities
Retirement and post-retirement benefit plans
Fair value of plan assets	59	55
Post-Retirement Benefit Plans | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	55	87
Post-Retirement Benefit Plans | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	7	6
Post-Retirement Benefit Plans | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	(8)	(4)
Post-Retirement Benefit Plans | Fair Value Measured Using Level 1
Retirement and post-retirement benefit plans
Fair value of plan assets	48	82
Post-Retirement Benefit Plans | Fair Value Measured Using Level 1 | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	52	86
Post-Retirement Benefit Plans | Fair Value Measured Using Level 1 | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	4
Post-Retirement Benefit Plans | Fair Value Measured Using Level 1 | Other
Retirement and post-retirement benefit plans
Fair value of plan assets	(8)	(4)
Post-Retirement Benefit Plans | Fair Value Measured Using Level 2
Retirement and post-retirement benefit plans
Fair value of plan assets	133	104
Post-Retirement Benefit Plans | Fair Value Measured Using Level 2 | U.S, equity securities
Retirement and post-retirement benefit plans
Fair value of plan assets	1
Post-Retirement Benefit Plans | Fair Value Measured Using Level 2 | Corporate debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	28	20
Post-Retirement Benefit Plans | Fair Value Measured Using Level 2 | Government debt securities
Retirement and post-retirement benefit plans
Fair value of plan assets	39	22
Post-Retirement Benefit Plans | Fair Value Measured Using Level 2 | Common Collective Trusts and 103-12 Investment Entities
Retirement and post-retirement benefit plans
Fair value of plan assets	59	55
Post-Retirement Benefit Plans | Fair Value Measured Using Level 2 | Registered Investment Companies
Retirement and post-retirement benefit plans
Fair value of plan assets	3	1
Post-Retirement Benefit Plans | Fair Value Measured Using Level 2 | Cash and Cash Equivalents
Retirement and post-retirement benefit plans
Fair value of plan assets	3	6
Post-Retirement Benefit Plans | Fair Value Measured Using Level 3
Retirement and post-retirement benefit plans
Fair value of plan assets	253	272	235
Post-Retirement Benefit Plans | Fair Value Measured Using Level 3 | Private Equity, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets	$ 253	271	234
Post-Retirement Benefit Plans | Fair Value Measured Using Level 3 | Hybrids, Alternative Investments
Retirement and post-retirement benefit plans
Fair value of plan assets		$ 1	$ 1